Net finance costs - Disclosure of Net Finance Costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Finance income
Interest income on current bank deposits	€ 247	€ 345	€ 552
Net foreign exchange gains on financing activities	293	0	3,105
Net foreign exchange gains on operating activities	0	0	1
Other finance income	636	2,121	1,651
Finance income	1,176	2,466	5,309
Interest expense:
- Bank borrowings (including amortization of capitalized financing fees)	(22,184)	(21,463)	(25,554)
- Lease liabilities interest	(626)	(1,030)	(1,308)
-Interest expenses on Non-Convertible Preferred Equity Certificates issued to 3rd Parties	0	(76)	(170)
Net foreign exchange losses on financing activities	0	(280)	0
Net foreign exchange losses on operating activities	(405)	(1,378)	(4,178)
Other finance costs	(2,579)	(2,203)	(5,948)
Finance costs	(25,794)	(26,430)	(37,158)
Net finance costs	€ (24,618)	€ (23,964)	€ (31,849)